Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Net earnings	$ 1,338	$ 5,689
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	74	(10)
Cash flow hedges adjustments to equity	(57)	(1)
Foreign currency translation adjustments to equity	(317)	(61)
Share of other comprehensive loss in equity method investments	0	(98)
Related tax benefit on share of other comprehensive loss in equity method investments	0	23
Reclassification of foreign currency translation adjustments on disposal of business and equity method investment	(19)	3
Other comprehensive income that will be reclassified to profit or loss, net of tax	(319)	(144)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	(25)	22
Remeasurement on defined benefit pension plans	(162)	228
Related tax benefit (expense) on remeasurement on defined benefit pension plans	43	(58)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(144)	192
Other comprehensive (loss) income	(463)	48
Total comprehensive income	875	5,737
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	875	5,737
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	928	5,735
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ (53)	$ 2